Other income by function	12 Months Ended
Dec. 31, 2021
Disclosure of other income by function [Abstract]
Disclosure Of Other Income By Function Explanatory [Text Block]
Note 31
Other income by function

Other income by function is detailed as follows:

Other income by function	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Sales of fixed assets	416,296	506,178	5,084,269
Rental income	299,412	173,259	315,325
Sale of glass	701,496	424,419	934,863
Claims recovery	157,441	110,963	82,896
Other (1)	10,233,794	18,081,073	16,167,357
Total	11,808,439	19,295,892	22,584,710
(1)
It mainly corresponds to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018.
See
Note 1 – General information, letter D)
.